SHARE-BASED COMPENSATION - Restricted share units (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2021 ¥ / shares	Jan. 20, 2020 $ / shares	Jan. 20, 2020 ¥ / shares
Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	9,253,000
Employee and Non employee options | 2020 Plan | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	9,253,000
Vesting period (in years)	4 years
Fair value of the ordinary share (per share) | (per share)	$ 6.04		¥ 38.48
Employee options | 2015 Plan and 2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	4 years
Employees and executives options | 2015 Plan and 2020 Plan | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		17,995,626
Fair value of the ordinary share (per share) | (per share)				$ 4.36	¥ 28.42
Employees and executives options | Vesting period of one year | 2015 Plan and 2020 Plan | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		1 year
Employees and executives options | Vesting period of four years | 2015 Plan and 2020 Plan | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		4 years
Employees and executives options | Vesting period of six years | 2015 Plan and 2020 Plan | Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		6 years